Significant Accounting Policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Accounting Policies
Beginning balance	¥ 152,027		¥ 124,856	¥ 94,988
Additional/(Reversal of) allowance for credit losses, net of recoveries	(26,798)	$ (3,832)	36,734	29,916
Write-off	(10,377)		(9,563)	(48)
Ending balance	¥ 114,852		¥ 152,027	¥ 124,856